SHAREHOLDERS' EQUITY, CAPITAL REQUIREMENTS AND DIVIDEND RESTRICTIONS (Details 2) (Maximum)	12 Months Ended
Dec. 31, 2012
Maximum
Dividend Restrictions
Cash dividends paid as percentage of net income	100.00%